UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08497

Name of Fund: BlackRock Corporate High Yield Fund III, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Corporate High Yield Fund III, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton,
      NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052

Date of fiscal year end: 05/31/2008

Date of reporting period: 06/01/2007 - 08/31/2007

Item 1 - Schedule of Investments

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)

                                       Face
Industry                             Amount  Corporate Bonds                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 4.4%      $ 1,947,000  Alliant Techsystems, Inc., 2.75% due 9/15/2011 (b)(i)                   $    2,389,943
                                    560,000  Bombardier, Inc., 8% due 11/15/2014 (i)                                        578,200
                                  1,425,000  DRS Technologies, Inc., 6.875% due 11/01/2013                                1,396,500
                                    975,000  Esterline Technologies Corp., 7.75% due 6/15/2013                              967,687
                                  1,425,000  L-3 Communications Corp., 7.625% due 6/15/2012                               1,449,937
                                  1,625,000  L-3 Communications Corp., 5.875% due 1/15/2015                               1,539,687
                                  1,380,000  L-3 Communications Corp., 3% due 8/01/2035 (b)(i)                            1,571,475
                                  1,375,000  L-3 Communications Corp. Series B, 6.375% due 10/15/2015                     1,330,312
                                    470,000  TransDigm, Inc., 7.75% due 7/15/2014                                           472,350
                                  1,950,000  Vought Aircraft Industries, Inc., 8% due 7/15/2011                           1,891,500
                                                                                                                     --------------
                                                                                                                         13,587,591
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.5%                     987,345  Continental Airlines, Inc. Series 1997-4-B, 6.90% due 7/02/2018 (m)            937,360
                                     41,100  Continental Airlines, Inc. Series 1998-1-C, 6.541% due 9/15/2009 (m)            40,689
                                    419,800  Continental Airlines, Inc. Series 2001-1-C, 7.033% due 12/15/2012 (m)          407,206
                                                                                                                     --------------
                                                                                                                          1,385,255
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.7%              215,000  Compagnie Generale de Geophysique SA, 7.50% due
                                             5/15/2015                                                                      216,075
                                     70,000  The Goodyear Tire & Rubber Co., 7.857% due 8/15/2011                            69,300
                                    602,000  The Goodyear Tire & Rubber Co., 8.625% due 12/01/2011 (i)                      611,391
                                  1,285,000  Lear Corp., 8.75% due 12/01/2016                                             1,188,625
                                                                                                                     --------------
                                                                                                                          2,085,391
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.4%                  785,000  Ford Capital BV, 9.50% due 6/01/2010                                           761,450
                                    700,000  Ford Motor Co., 8.90% due 1/15/2032                                            581,000
                                                                                                                     --------------
                                                                                                                          1,342,450
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.5%                  1,500,000  Constellation Brands, Inc., 8.125% due 1/15/2012                             1,503,750
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.4%              1,140,000  Angiotech Pharmaceuticals, Inc., 9.371% due 12/01/2013 (d)                   1,128,600
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 1.5%            699,000  Goodman Global Holding Co., Inc., 8.36% due 6/15/2012 (d)                      685,020
                                  1,350,000  Goodman Global Holding Co., Inc., 7.875% due 12/15/2012                      1,336,500
                                    500,000  Masonite International Corp., 11% due 4/06/2015                                407,500
                                  2,330,000  Momentive Performance Materials, Inc., 10.125% due 12/01/2014 (g)(i)         2,166,900
                                                                                                                     --------------
                                                                                                                          4,595,920
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.8%                    880,000  American Pacific Corp., 9% due 2/01/2015                                       866,800
                                    525,000  Hexion U.S. Finance Corp., 9.75% due 11/15/2014                                567,000
                                    625,000  Hexion U.S. Finance Corp., 10.058% due 11/15/2014 (d)                          637,500
                                    820,000  Ineos Group Holdings Plc, 8.50% due 2/15/2016 (i)                              754,400
                                    825,000  Innophos, Inc., 8.875% due 8/15/2014                                           812,625
                                    455,000  Key Plastics LLC, 11.75% due 3/15/2013 (i)                                     400,400
                                  1,700,000  MacDermid, Inc., 9.50% due 4/15/2017 (i)                                     1,581,000
                                  2,065,000  NOVA Chemicals Corp., 8.484% due 11/15/2013 (d)                              2,003,050
                                    724,000  Nalco Finance Holdings, Inc., 10.065% due 2/01/2014 (a)                        629,880
                                    550,000  Terra Capital, Inc. Series B, 7% due 2/01/2017                                 528,000
                                                                                                                     --------------
                                                                                                                          8,780,655
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies    1,600,000  Ashtead Capital, Inc., 9% due 8/15/2016 (i)                                  1,584,000
- 6.2%                            3,000,000  Corrections Corp. of America, 7.50% due 5/01/2011                            3,015,000
                                    570,000  DI Finance Series B, 9.50% due 2/15/2013                                       578,550
                                  1,385,000  PNA Intermediate Holding Corp., 12.558% due
                                             2/15/2013 (d)(i)                                                             1,333,063
                                  2,845,000  Quebecor World, Inc., 9.75% due 1/15/2015 (i)                                2,674,300
                                    210,000  Sally Holdings LLC, 9.25% due 11/15/2014                                       206,850
                                  1,780,000  Sally Holdings LLC, 10.50% due 11/15/2016                                    1,699,900
                                  3,000,000  Waste Services, Inc., 9.50% due 4/15/2014                                    3,030,000

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)

                                       Face
Industry                             Amount  Corporate Bonds                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                $   750,000  West Corp., 9.50% due 10/15/2014                                        $      753,750
                                  2,850,000  West Corp., 11% due 10/15/2016                                               2,892,750
                                  1,420,000  Yankee Acquisition Corp., 9.75% due 2/15/2017                                1,270,900
                                                                                                                     --------------
                                                                                                                         19,039,063
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment -        1,750,000  Dycom Industries, Inc., 8.125% due 10/15/2015                                1,750,000
1.4%                                571,000  Loral Spacecom Corp., 14% due 11/15/2015 (g)                                   604,174
                                  1,915,000  Nortel Networks Ltd., 9.61% due 7/15/2011 (d)(i)                             1,919,788
                                                                                                                     --------------
                                                                                                                          4,273,962
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.4%    1,250,000  Viasystems, Inc., 10.50% due 1/15/2011                                       1,250,000
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.5%       545,000  Nortek, Inc., 8.50% due 9/01/2014                                              471,425
                                  1,000,000  Texas Industries, Inc., 7.25% due 7/15/2013                                    981,250
                                                                                                                     --------------
                                                                                                                          1,452,675
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 5.8%     1,370,000  Berry Plastics Holding Corp., 8.875% due 9/15/2014                           1,366,575
                                  1,915,000  Berry Plastics Holding Corp., 9.569% due 9/15/2014 (d)                       1,895,850
                                  2,200,000  Graham Packing Co., Inc., 9.875% due 10/15/2014                              2,156,000
                                  1,050,000  Graphic Packaging International Corp., 8.50% due 8/15/2011                   1,060,500
                                    640,000  Graphic Packaging International Corp., 9.50% due 8/15/2013                     646,400
                                  2,637,000  Owens-Brockway Glass Container, Inc., 8.875% due 2/15/2009                   2,679,851
                                  1,000,000  Owens-Brockway Glass Container, Inc., 8.25% due 5/15/2013                    1,025,000
                                  1,355,000  Packaging Dynamics Finance Corp., 10% due 5/01/2016 (i)                      1,356,694
                                  1,200,000  Pregis Corp., 12.375% due 10/15/2013                                         1,284,000
                                  2,000,000  Rock-Tenn Co., 8.20% due 8/15/2011                                           2,050,000
                                  2,375,000  Smurfit-Stone Container Enterprises, Inc., 8% due 3/15/2017                  2,265,156
                                                                                                                     --------------
                                                                                                                         17,786,026
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                 220,000  Keystone Automotive Operations, Inc., 9.75% due 11/01/2013                     176,000
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services      710,000  Ford Motor Credit Co. LLC, 8.11% due 1/13/2012 (d)                             650,224
- 0.5%                              200,000  Ford Motor Credit Co. LLC, 7.80% due 6/01/2012                                 184,260
                                    600,000  General Motors Acceptance Corp., 7.25% due 3/02/2011                           551,221
                                    250,000  General Motors Acceptance Corp., 8% due 11/01/2031                             224,591
                                                                                                                     --------------
                                                                                                                          1,610,296
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication       350,000  Qwest Communications International, Inc., 7.50% due
Services - 1.8%                              2/15/2014                                                                      343,875
                                  1,550,000  Qwest Corp., 8.944% due 6/15/2013 (d)                                        1,635,250
                                    525,000  Qwest Corp., 7.625% due 6/15/2015                                              540,750
                                  3,000,000  Windstream Corp., 8.125% due 8/01/2013                                       3,097,500
                                                                                                                     --------------
                                                                                                                          5,617,375
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.6%         1,875,000  Edison Mission Energy, 7.50% due 6/15/2013                                   1,889,062
                                  2,600,000  Mirant North America LLC, 7.375% due 12/31/2013                              2,587,000
                                    420,000  NSG Holdings LLC, 7.75% due 12/15/2025 (i)(m)                                  407,925
                                  1,200,000  Sierra Pacific Resources, 8.625% due 3/15/2014                               1,269,880
                                  2,026,828  Tenaska Alabama Partners LP, 7% due 6/30/2021 (i)(m)                         2,009,178
                                                                                                                     --------------
                                                                                                                          8,163,045
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.7%         380,000  Belden CDT, Inc., 7% due 3/15/2017 (i)                                         368,600
                                  1,200,000  Coleman Cable, Inc., 9.875% due 10/01/2012 (i)                               1,155,000
                                    551,000  UCAR Finance, Inc., 10.25% due 2/15/2012                                       575,795
                                                                                                                     --------------
                                                                                                                          2,099,395
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &            1,315,000  NXP BV, 8.11% due 10/15/2013 (d)                                             1,191,719
Instruments - 1.4%                2,310,000  NXP BV, 9.50% due 10/15/2015                                                 1,998,150
                                     55,000  Sanmina-SCI Corp., 6.75% due 3/01/2013                                          46,750
                                  1,135,000  Sanmina-SCI Corp., 8.125% due 3/01/2016                                        981,775
                                                                                                                     --------------
                                                                                                                          4,218,394
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services -       320,000  Compagnie Generale de Geophysique-Veritas, 7.75% due 5/15/2017                 323,200
1.8%                                720,000  North American Energy Partners, Inc., 8.75% due 12/01/2011                     723,600

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)

                                       Face
Industry                             Amount  Corporate Bonds                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                $ 2,000,000  Ocean RIG ASA, 9.36% due 4/04/2011 (d)                                  $    1,975,000
                                  2,690,000  SemGroup LP, 8.75% due 11/15/2015 (i)                                        2,589,125
                                                                                                                     --------------
                                                                                                                          5,610,925
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing -          800,000  AmeriQual Group LLC, 9.50% due 4/01/2012 (i)                                   744,000
2.1%                              2,000,000  National Beef Packing Co. LLC, 10.50% due 8/01/2011                          2,060,000
                                  1,440,000  Rite Aid Corp., 9.375% due 12/15/2015 (i)                                    1,310,400
                                  2,555,000  Rite Aid Corp., 7.50% due 3/01/2017                                          2,376,150
                                                                                                                     --------------
                                                                                                                          6,490,550
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.0%              3,024,000  Del Monte Corp., 8.625% due 12/15/2012                                       3,054,240
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.4%              1,320,000  El Paso Performance-Linked Trust, 7.75% due 7/15/2011 (i)                    1,352,394
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &             600,000  The Cooper Cos., Inc., 7.125% due 2/15/2015                                    573,000
Supplies - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &             300,000  Accellent, Inc., 10.50% due 12/01/2013                                         277,500
Services - 5.9%                   1,195,000  Community Health Systems, Inc., 8.875% due 7/15/2015 (i)                     1,193,506
                                    725,000  Omnicare, Inc., 6.75% due 12/15/2013                                           674,250
                                    800,000  Omnicare, Inc. Series OCR, 3.25% due 12/15/2035 (b)                            627,000
                                  3,000,000  Service Corp. International, 7% due 6/15/2017                                2,835,000
                                  4,215,000  Tenet Healthcare Corp., 6.50% due 6/01/2012                                  3,498,450
                                  2,260,000  Tenet Healthcare Corp., 9.875% due 7/01/2014                                 2,000,100
                                  3,000,000  US Oncology, Inc., 9% due 8/15/2012                                          3,000,000
                                  1,550,000  United Surgical Partners International, Inc., 8.875% due 5/01/2017           1,480,250
                                    330,000  Universal Hospital Services, Inc., 8.50% due 6/01/2015 (g)(i)                  306,182
                                    310,000  Universal Hospital Services, Inc., 8.759% due 6/01/2015 (i)                    299,150
                                  2,000,000  Vanguard Health Holding Co. II, LLC, 9% due 10/01/2014                       1,870,000
                                                                                                                     --------------
                                                                                                                         18,061,388
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure       185,000  American Real Estate Partners LP, 7.125% due 2/15/2013                         173,900
- 8.1%                            1,265,000  American Real Estate Partners LP, 7.125% due 2/15/2013 (i)                   1,189,100
                                  1,350,000  Caesars Entertainment, Inc., 7.875% due 3/15/2010                            1,356,750
                                    100,000  Caesars Entertainment, Inc., 8.125% due 5/15/2011                               99,000
                                    785,000  French Lick Resorts & Casino LLC, 10.75% due 4/15/2014 (i)                     624,075
                                    300,000  Galaxy Entertainment Finance Co. Ltd., 10.409% due
                                             12/15/2010 (d)(i)                                                              303,000
                                    550,000  Galaxy Entertainment Finance Co. Ltd., 9.875% due
                                             12/15/2012 (i)                                                                 558,250
                                  2,000,000  Great Canadian Gaming Corp., 7.25% due 2/15/2015 (i)                         1,920,000
                                    595,000  Greektown Holdings, LLC, 10.75% due 12/01/2013 (i)                             595,000
                                  2,395,000  Harrah's Operating Co., Inc., 5.75% due 10/01/2017                           1,796,250
                                  1,550,000  Inn of the Mountain Gods Resort & Casino, 12% due 11/15/2010                 1,635,250
                                    325,000  Landry's Restaurants, Inc. Series B, 7.50% due 12/15/2014                      325,406
                                  1,290,000  Little Traverse Bay Bands of Odawa Indians, 10.25% due
                                             2/15/2014 (i)                                                                1,296,450
                                  2,025,000  Penn National Gaming, Inc., 6.875% due 12/01/2011                            2,025,000
                                  1,340,000  Pinnacle Entertainment, Inc., 7.50% due 6/15/2015 (i)                        1,232,800
                                    975,000  San Pasqual Casino, 8% due 9/15/2013 (i)                                       976,219
                                    910,000  Shingle Springs Tribal Gaming Authority, 9.375% due
                                             6/15/2015 (i)                                                                  896,350
                                  1,225,000  Station Casinos, Inc., 6.50% due 2/01/2014                                   1,038,188
                                  1,625,000  Station Casinos, Inc., 7.75% due 8/15/2016                                   1,555,938
                                    650,000  Station Casinos, Inc., 6.625% due 3/15/2018                                    523,250
                                     90,000  Travelport LLC, 9.875% due 9/01/2014                                            90,675
                                    370,000  Travelport LLC, 10.246% due 9/01/2014 (d)                                      370,000
                                  2,060,000  Tropicana Entertainment, LLC, 9.625% due 12/15/2014 (i)                      1,524,400
                                  1,800,000  Universal City Florida Holding Co. I, 10.106% due 5/01/2010 (d)              1,818,000

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)

                                       Face
Industry                             Amount  Corporate Bonds                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                $ 1,200,000  Wynn Las Vegas LLC, 6.625% due 12/01/2014                               $    1,161,000
                                                                                                                     --------------
                                                                                                                         25,084,251
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 1.3%         1,575,000  American Greetings Corp., 7.375% due 6/01/2016                               1,488,375
                                  1,365,000  Jarden Corp., 7.50% due 5/01/2017                                            1,276,275
                                  1,600,000  Standard-Pacific Corp., 9.25% due 4/15/2012                                  1,168,000
                                                                                                                     --------------
                                                                                                                          3,932,650
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.2%           700,000  Church & Dwight Co., Inc., 6% due 12/15/2012                                   652,750
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.4%                2,180,000  SunGard Data Systems, Inc., 9.125% due 8/15/2013                             2,250,850
                                  2,105,000  SunGard Data Systems, Inc., 10.25% due 8/15/2015                             2,168,150
                                                                                                                     --------------
                                                                                                                          4,419,000
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &     2,100,000  The AES Corp., 8.75% due 5/15/2013 (i)                                       2,184,000
Energy Traders - 1.7%             1,625,000  NRG Energy, Inc., 7.25% due 2/01/2014                                        1,608,750
                                  1,475,000  NRG Energy, Inc., 7.375% due 2/01/2016                                       1,456,562
                                                                                                                     --------------
                                                                                                                          5,249,312
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.2%                    680,000  USI Holdings Corp., 9.433% due 11/15/2014 (d)(i)                               632,400
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services -      420,000  Impress Holdings B.V., 8.485% due 9/15/2013 (d)(i)                             420,328
0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products -    2,000,000  Quiksilver, Inc., 6.875% due 4/15/2015                                       1,850,000
0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.3%                  1,280,000  AGY Holding Corp., 11% due 11/15/2014 (i)                                    1,299,200
                                    555,000  Accuride Corp., 8.50% due 2/01/2015                                            513,375
                                    470,000  RBS Global, Inc., 9.50% due 8/01/2014                                          474,700
                                  1,000,000  RBS Global, Inc., 11.75% due 8/01/2016                                       1,035,000
                                    560,000  RBS Global, Inc., 8.875% due 9/01/2016                                         547,400
                                                                                                                     --------------
                                                                                                                          3,869,675
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 1.3%                     1,525,000  Navios Maritime Holdings, Inc., 9.50% due 12/15/2014                         1,557,406
                                  2,325,000  Teekay Shipping Corp., 8.875% due 7/15/2011                                  2,394,750
                                                                                                                     --------------
                                                                                                                          3,952,156
-----------------------------------------------------------------------------------------------------------------------------------
Media - 20.1%                     1,340,000  Affinion Group, Inc., 11.50% due 10/15/2015                                  1,340,000
                                  1,850,000  Allbritton Communications Co., 7.75% due 12/15/2012                          1,808,375
                                    225,000  American Media Operations, Inc. Series B, 10.25% due
                                             5/01/2009                                                                      198,000
                                  1,125,000  Barrington Broadcasting Group LLC, 10.50% due
                                             8/15/2014 (i)                                                                1,130,625
                                    510,000  Bonten Media Acquisition Co., 9% due 6/01/2015 (g)(i)                          431,726
                                    350,000  CBD Media Holdings LLC, 9.25% due 7/15/2012                                    353,500
                                  2,600,000  CBD Media, Inc., 8.625% due 6/01/2011                                        2,590,250
                                  2,000,000  CMP Susquehanna Corp., 9.875% due 5/15/2014                                  1,850,000
                                  2,275,000  CSC Holdings, Inc. Series B, 7.625% due 4/01/2011                            2,240,875
                                     75,000  Cablevision Systems Corp. Series B, 9.82% due 4/01/2009 (d)                     76,875
                                    475,000  Cablevision Systems Corp. Series B, 8% due 4/15/2012                           454,812
                                  1,600,000  Cadmus Communications Corp., 8.375% due 6/15/2014                            1,520,000
                                    380,000  CanWest Media, Inc., 8% due 9/15/2012                                          370,025
                                  4,165,000  Charter Communications Holdings I, LLC, 11%
                                             due 10/01/2015                                                               4,075,362
                                  3,715,000  Charter Communications Holdings II, LLC, 10.25%
                                             due 9/15/2010                                                                3,752,150
                                  1,367,000  Dex Media West LLC, 9.875% due 8/15/2013                                     1,442,185
                                  1,975,000  Echostar DBS Corp., 7.125% due 2/01/2016                                     1,930,562
                                    420,000  Harland Clarke Holdings Corp., 9.50% due 5/15/2015                             375,900
                                    350,000  Harland Clarke Holdings Corp., 10.308% due 5/15/2015 (d)                       313,250
                                  2,010,000  Idearc, Inc., 8% due 11/15/2016                                              1,984,875
                                    240,000  Intelsat Bermuda Ltd., 11.409% due 6/15/2013 (d)                               246,600
                                    680,000  Intelsat Bermuda Ltd., 8.886% due 1/15/2015 (d)                                685,100
                                    700,000  Intelsat Bermuda Ltd., 11.25% due 6/15/2016                                    732,375
                                  1,125,000  Intelsat Corp., 9% due 6/15/2016                                             1,147,500
                                  2,150,000  Intelsat Subsidiary Holding Co. Ltd., 8.625% due 1/15/2015                   2,163,437

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)

                                       Face
Industry                             Amount  Corporate Bonds                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                $ 1,113,000  Liberty Media Corp., 0.75% due 3/30/2023 (b)                            $    1,259,081
                                  2,425,000  Mediacom LLC, 9.50% due 1/15/2013                                            2,425,000
                                    280,000  Network Communications, Inc., 10.75% due 12/01/2013                            280,000
                                    400,000  Nexstar Finance, Inc., 7% due 1/15/2014                                        378,000
                                  3,000,000  Nielsen Finance LLC, 10% due 8/01/2014                                       3,075,000
                                  1,060,000  Nielsen Finance LLC, 9.919% due 8/01/2016 (a)                                  707,550
                                  2,193,000  PanAmSat Corp., 9% due 8/15/2014                                             2,231,378
                                  2,975,000  Paxson Communications Corp., 8.61% due 1/15/2012 (d)(i)                      2,934,094
                                    794,939  ProtoStar I Ltd., 12.50% due 10/15/2012 (b)(d)(i)                              834,686
                                  2,000,000  Quebecor Media, Inc., 7.75% due 3/15/2016                                    1,902,500
                                  1,400,000  R.H. Donnelley Corp. Series A-2, 6.875% due 1/15/2013                        1,319,500
                                    735,000  R.H. Donnelley Corp. Series A-3, 8.875% due 1/15/2016                          753,375
                                  1,232,000  Rainbow National Services LLC, 10.375% due 9/01/2014 (i)                     1,341,340
                                  2,475,000  Salem Communications Corp., 7.75% due 12/15/2010                             2,456,438
                                    696,000  Sinclair Broadcast Group, Inc., 8% due 3/15/2012                               702,960
                                    500,000  Sirius Satellite Radio, Inc., 9.625% due 8/01/2013                             472,500
                                  3,970,000  TL Acquisitions, Inc., 10.50% due 1/15/2015 (i)                              3,741,725
                                  1,110,000  Umbrella Acquisition, 9.75% due 3/15/2015 (g)(i)                             1,057,275
                                  1,225,000  Young Broadcasting, Inc., 10% due 3/01/2011                                  1,102,500
                                                                                                                     --------------
                                                                                                                         62,189,261
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 5.1%            2,300,000  Aleris International, Inc., 9% due 12/15/2014 (g)                            2,144,939
                                    200,000  Blaze Recycling & Metals LLC, 10.875% due 7/15/2012 (i)                        197,500
                                  1,950,000  Chaparral Steel Co., 10% due 7/15/2013                                       2,213,250
                                    535,000  FMG Finance Pty Ltd., 10% due 9/01/2013 (i)                                    572,450
                                    770,000  FMG Finance Pty Ltd., 10.625% due 9/01/2016 (i)                                881,650
                                  1,975,000  Foundation PA Coal Co., 7.25% due 8/01/2014                                  1,891,062
                                  1,150,000  Freeport-McMoRan Copper & Gold, Inc., 8.564% due 4/01/2015 (d)               1,184,500
                                  3,465,000  Freeport-McMoRan Copper & Gold, Inc., 8.375% due 4/01/2017                   3,690,225
                                  1,018,000  Indalex Holding Corp. Series B, 11.50% due 2/01/2014                           954,375
                                  1,975,000  Novelis, Inc., 7.25% due 2/15/2015                                           1,915,750
                                                                                                                     --------------
                                                                                                                         15,645,701
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.6%            1,327,000  CenterPoint Energy, Inc. Series B, 3.75% due 5/15/2023 (b)                   1,939,079
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.3%             125,000  Dollar General Corp., 10.625% due 7/15/2015 (i)                                112,500
                                    875,000  Neiman Marcus Group, Inc., 9% due 10/15/2015 (g)                               912,169
                                                                                                                     --------------
                                                                                                                          1,024,669
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -       510,000  Berry Petroleum Co., 8.25% due 11/01/2016                                      502,350
5.1%                              1,550,000  Chaparral Energy, Inc., 8.50% due 12/01/2015                                 1,387,250
                                  1,710,000  Compton Petroleum Finance Corp., 7.625% due 12/01/2013                       1,624,500
                                  1,100,000  Copano Energy LLC, 8.125% due 3/01/2016                                      1,105,500
                                  2,472,390  Corral Finans AB, 6.86% due 4/15/2010 (g)(i)                                 2,337,631
                                  2,800,000  EXCO Resources, Inc., 7.25% due 1/15/2011                                    2,821,000
                                  2,000,000  Encore Acquisition Co., 6.25% due 4/15/2014                                  1,825,000
                                  1,220,000  Forest Oil Corp., 7.25% due 6/15/2019 (i)                                    1,174,250
                                    380,000  KCS Energy, Inc., 7.125% due 4/01/2012                                         364,800
                                  1,725,000  OPTI Canada, Inc., 8.25% due 12/15/2014 (i)                                  1,746,563
                                    780,000  Sabine Pass LNG LP, 7.50% due 11/30/2016                                       758,550
                                                                                                                     --------------
                                                                                                                         15,647,394
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 5.4%    2,000,000  Abitibi-Consolidated, Inc., 9.194% due 6/15/2011 (d)                         1,720,000
                                    670,000  Abitibi-Consolidated, Inc., 6% due 6/20/2013                                   495,800
                                    195,000  Abitibi-Consolidated, Inc., 8.85% due 8/01/2030                                148,200
                                  1,000,000  Ainsworth Lumber Co. Ltd., 8.948% due 10/01/2010 (d)                           770,000
                                  1,975,000  Boise Cascade LLC, 8.235% due 10/15/2012 (d)                                 1,955,250
                                    840,000  Bowater Canada Finance Corp., 7.95% due 11/15/2011                             714,000

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)

                                       Face
Industry                             Amount  Corporate Bonds                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                $ 2,825,000  Bowater, Inc., 8.694% due 3/15/2010 (d)                                 $    2,542,500
                                  3,200,000  Domtar, Inc., 7.125% due 8/15/2015                                           2,976,000
                                  1,450,000  NewPage Corp., 11.606% due 5/01/2012 (d)                                     1,537,000
                                  1,755,000  NewPage Corp., 12% due 5/01/2013                                             1,833,975
                                    885,000  Norske Skog Canada Ltd. Series D, 8.625% due 6/15/2011                         778,800
                                    950,000  Verso Paper Holdings LLC Series B, 9.125% due 8/01/2014                        950,000
                                    340,000  Verso Paper Holdings LLC Series B, 11.375% due 8/01/2016                       346,800
                                                                                                                     --------------
                                                                                                                         16,768,325
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.4%          1,400,000  Chattem, Inc., 7% due 3/01/2014                                              1,351,000
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.9%            2,000,000  Elan Finance Plc, 9.558% due 11/15/2011 (d)                                  1,960,000
                                    930,000  PTS Acquisition Corp., 9.50% due 4/15/2015 (g)(i)                              841,650
                                                                                                                     --------------
                                                                                                                          2,801,650
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts     1,175,000  FelCor Lodging LP, 8.50% due 6/01/2011                                       1,230,812
(REITs) - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &          3,025,000  Forest City Enterprises, Inc., 7.625% due 6/01/2015                          2,843,500
Development - 2.6%                1,510,000  Realogy Corp., 10.50% due 4/15/2014 (i)                                      1,272,175
                                  2,390,000  Realogy Corp., 11% due 4/15/2014 (g)(i)                                      1,935,900
                                  2,835,000  Realogy Corp., 12.375% due 4/15/2015 (i)                                     2,087,269
                                                                                                                     --------------
                                                                                                                          8,138,844
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.7%                  600,000  Avis Budget Car Rental LLC, 7.625% due 5/15/2014                               585,000
                                  2,800,000  Avis Budget Car Rental LLC, 8.058% due 5/15/2014 (d)                         2,716,000
                                    370,000  Britannia Bulk Plc, 11% due 12/01/2011                                         366,300
                                  2,125,000  St. Acquisition Corp., 12.50% due 5/15/2017 (i)                              1,439,688
                                                                                                                     --------------
                                                                                                                          5,106,988
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor      280,000  Amkor Technology, Inc., 7.75% due 5/15/2013                                    259,700
Equipment - 2.3%                  1,370,000  Amkor Technology, Inc., 9.25% due 6/01/2016                                  1,328,900
                                  5,010,000  Freescale Semiconductor, Inc., 9.125% due 12/15/2014 (g)                     4,483,950
                                  1,215,000  Spansion, Inc., 8.746% due 6/01/2013 (d)(i)                                  1,154,250
                                                                                                                     --------------
                                                                                                                          7,226,800
-----------------------------------------------------------------------------------------------------------------------------------
Software - 0.2%                     637,406  BMS Holdings, Inc., 12.40% due 2/15/2012 (d)(g)(i)                             594,770
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 4.9%             350,000  Asbury Automotive Group, Inc., 7.625% due 3/15/2017 (i)                        322,000
                                  2,875,000  Autonation, Inc., 7.36% due 4/15/2013 (d)                                    2,702,500
                                    775,000  Autonation, Inc., 7% due 4/15/2014                                             729,469
                                    310,000  Beverages & More, Inc., 9.25% due 3/01/2012 (i)                                302,250
                                    945,000  Buffets, Inc., 12.50% due 11/01/2014                                           727,650
                                    470,000  Claire's Stores, Inc., 9.25% due 6/01/2015 (i)                                 407,725
                                    810,000  Claire's Stores, Inc., 9.625% due 6/01/2015 (g)(i)                             633,364
                                    650,000  Claire's Stores, Inc., 10.50% due 6/01/2017 (i)                                481,000
                                  1,760,000  General Nutrition Centers, Inc., 10.009% due 3/15/2014 (g)(i)                1,590,972
                                  1,420,000  General Nutrition Centers, Inc., 10.75% due 3/15/2015 (g)(i)                 1,270,561
                                    900,000  Group 1 Automotive, Inc., 2.25% due 6/15/2036 (b)(k)                           691,875
                                  1,700,000  Michaels Stores, Inc., 10% due 11/01/2014 (i)                                1,704,250
                                  2,110,000  Michaels Stores, Inc., 11.375% due 11/01/2016 (i)                            2,051,975
                                    530,000  Sensata Technologies BV, 8% due 5/01/2014                                      498,200
                                  1,110,000  United Auto Group, Inc., 7.75% due 12/15/2016                                1,060,050
                                                                                                                     --------------
                                                                                                                         15,173,841
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury        2,000,000  Levi Strauss & Co., 8.875% due 4/01/2016                                     2,010,000
Goods - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies &               1,200,000  United Rentals North America, Inc., 7.75% due 11/15/2013                     1,236,000
Distributors - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication        1,650,000  Centennial Cellular Operating Co. LLC, 10.125% due
Services - 6.4%                              6/15/2013                                                                    1,728,375
                                  1,370,000  Centennial Communications Corp., 11.11% due 1/01/2013 (d)                    1,404,250
                                  1,350,000  Cricket Communications, Inc., 9.375% due 11/01/2014                          1,323,000
                                  1,750,000  Cricket Communications, Inc., 9.375% due 11/01/2014 (i)                      1,715,000
                                    850,000  Digicel Group Ltd., 8.875% due 1/15/2015 (i)                                   776,730

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)

                                       Face
Industry                             Amount  Corporate Bonds                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                $ 2,283,000  Digicel Group Ltd., 9.125% due 1/15/2015 (g)(i)                         $    2,086,205
                                  1,200,000  Dobson Communications Corp., 9.61% due 10/15/2012 (d)                        1,224,000
                                    620,000  iPCS, Inc., 7.481% due 5/01/2013 (d)(i)                                        598,300
                                  3,330,000  MetroPCS Wireless, Inc., 9.25% due 11/01/2014 (i)                            3,280,050
                                  2,400,000  Nordic Telephone Co. Holdings ApS, 8.875% due
                                             5/01/2016 (i)                                                                2,484,000
                                    210,000  Orascom Telecom Finance SCA, 7.875% due 2/08/2014                              191,625
                                    380,000  Orascom Telecom Finance SCA, 7.875% due 2/08/2014 (i)                          346,750
                                  2,600,000  Rural Cellular Corp., 8.25% due 3/15/2012                                    2,704,000
                                                                                                                     --------------
                                                                                                                         19,862,285
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Corporate Bonds  (Cost - $376,294,192) - 117.7%                      363,248,281
-----------------------------------------------------------------------------------------------------------------------------------
                                             Floating Rate Loan Interests (l)
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.8%                  2,830,000  Wellman, Inc. Second Lien Term Loan, 12.106% due 2/10/2010                   2,462,100
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.2%       860,000  Berry Plastics Corp. Term Loan B, 11.97% due 6/15/2014                         739,600
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &           1,495,790  Rotech Healthcare, Inc. Term Loan B, 11.36% due 9/26/2011                    1,286,380
Services - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure     3,112,755  Travelport, Inc. Term Loan, 12.36% due 3/22/2012                             2,920,801
- 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.2%            24,970  Spectrum Brands, Inc. Letter of Credit, 5.515% due 4/15/2013                    24,200
                                    505,139  Spectrum Brands, Inc. Term Loan B-1, 9.754% due 4/15/2013                      489,564
                                     89,891  Spectrum Brands, Inc. Term Loan B-2, 9.565% due 4/15/2013                       84,498
                                                                                                                     --------------
                                                                                                                            598,262
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.1%                    360,925  Rexnord Corp. Payment In Kind Term Loan, 12.58% due
                                             3/02/2013                                                                      341,074
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.1%                        400,000  Affinion Group, Inc. Term Loan, 11.678% due 3/01/2012                          369,333
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -     1,000,000  SandRidge Energy, Inc. Term Loan, 8.625% due 3/01/2015                         977,500
0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.6%    1,960,000  Verso Paper Holdings LLC Term Loan B, 11.606% due
                                             2/01/2013                                                                    1,950,200
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.3%             800,000  Michaels Stores, Inc. Term Loan B, 8.125% due 10/31/2013                       752,286
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Floating Rate Loan Interests
                                             (Cost - $13,175,937) - 4.0%                                                 12,397,536
-----------------------------------------------------------------------------------------------------------------------------------

                                     Shares
                                       Held  Common Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment -           82,907  Loral Space & Communications Ltd. (c)                                        3,322,913
1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.3%          70,784  Medis Technologies Ltd. (c)                                                    746,771
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.1%      203,785  Western Forest Products, Inc. (c)                                              438,061
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor       98,040  Cypress Semiconductor Corp. (c)                                              2,454,922
Equipment - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Common Stocks  (Cost - $8,251,141) - 2.3%                              6,962,667
-----------------------------------------------------------------------------------------------------------------------------------

                                             Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment -            6,762  Loral Spacecom Corp. Series A, 12% (g)                                       1,379,523
0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -            43  EXCO Resources, Inc., 7% (b)                                                   490,200
0.8%                                    175  EXCO Resources, Inc., 11%                                                    1,995,000
                                                                                                                     --------------
                                                                                                                          2,485,200
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Preferred Stocks (Cost - $3,519,212) - 1.2%                            3,864,723
-----------------------------------------------------------------------------------------------------------------------------------

                                             Warrants (h)
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &              32,042  HealthSouth Corp. (expires 1/16/2014)                                           25,634
Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.0%          700  MDP Acquisitions Plc (expires 10/01/2013)                                       90,699
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication              825  American Tower Corp. (expires 8/01/2008)                                       449,625
Services - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Warrants (Cost - $53,675) - 0.2%                                         565,958
-----------------------------------------------------------------------------------------------------------------------------------

                                 Beneficial
                                   Interest  Other Interests (e)
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                    $   750,000  Adelphia Escrow                                                                      0
                                    940,601  Adelphia Recovery Trust                                                             94
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Other Interests (Cost - $3,075) - 0.0%                                        94
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)

                                 Beneficial
                                   Interest  Short-Term Securities                                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                $ 3,496,948  BlackRock Liquidity Series, LLC
                                             Cash Sweep Series, 5.33% (f)(j)                                         $    3,496,948
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Short-Term Securities (Cost - $3,496,948) - 1.1%                       3,496,948
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Investments (Cost - $404,794,180*) - 126.5%                          390,536,207

                                             Liabilities in Excess of Other Assets - (26.5%)                            (81,884,478)
                                                                                                                     --------------
                                             Net Assets - 100.0%                                                     $  308,651,729
                                                                                                                     ==============

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                             $  405,197,635
                                                                 ==============
      Gross unrealized appreciation                              $    5,562,201
      Gross unrealized depreciation                                 (20,223,629)
                                                                 --------------
      Net unrealized depreciation                                $  (14,661,428)
                                                                 ==============

(a) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.
(b)   Convertible security.
(c)   Non-income producing security.
(d)   Floating rate security.
(e) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(f)   Represents the current yield as of August 31, 2007.
(g) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(h) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(i) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ------------------------------------------------------------------------------------
      Affiliate                                            Net Activity    Interest Income
      ------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series    $  1,927,242    $        74,242
      ------------------------------------------------------------------------------------

(k)   Represents a step bond.
(l) Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate.
(m)   Subject to principal paydowns.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)

o     Swaps outstanding as of August 31, 2007 were as follows:

      ------------------------------------------------------------------------------------
                                                            Notional           Unrealized
                                                             Amount           Depreciation
      ------------------------------------------------------------------------------------
      Sold credit default protection on Ford Motor Co.
      and receive 3.80%

      Broker, JPMorgan Chase
      Expires March 2010                                    $ 3,000,000       $   (202,467)

      Sold credit default protection on Ford Motor Co.
      and receive 3.80%

      Broker, UBS Warburg
      Expires March 2010                                    $ 1,000,000            (67,489)

      Sold credit default protection on Ford Motor Co.
      and receive 5%

      Broker, Goldman Sachs & Co.
      Expires June 2010                                     $ 4,000,000           (184,052)
      ------------------------------------------------------------------------------------
      Total                                                                   $   (454,008)
                                                                              ============

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund III, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive officer) of
    BlackRock Corporate High Yield Fund III, Inc.

Date: October 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive officer) of
    BlackRock Corporate High Yield Fund III, Inc.

Date: October 22, 2007


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke,
    Chief Financial Officer (principal financial officer) of
    BlackRock Corporate High Yield Fund III, Inc.

Date: October 22, 2007